Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM INCOME BUILDER FUND - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INCOME BUILDER FUND - Class A | Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	66.40%
PGIM INCOME BUILDER FUND - Class A | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM INCOME BUILDER FUND - Class A | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM INCOME BUILDER FUND - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM INCOME BUILDER FUND - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM INCOME BUILDER FUND - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM INCOME BUILDER FUND - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM INCOME BUILDER FUND - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM INCOME BUILDER FUND - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
PGIM INCOME BUILDER FUND - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INCOME BUILDER FUND - Class C | Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	66.40%
PGIM INCOME BUILDER FUND - Class C | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM INCOME BUILDER FUND - Class C | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM INCOME BUILDER FUND - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM INCOME BUILDER FUND - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM INCOME BUILDER FUND - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM INCOME BUILDER FUND - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM INCOME BUILDER FUND - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM INCOME BUILDER FUND - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
PGIM INCOME BUILDER FUND - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INCOME BUILDER FUND - Class R | Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	66.40%
PGIM INCOME BUILDER FUND - Class R | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM INCOME BUILDER FUND - Class R | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM INCOME BUILDER FUND - Class R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM INCOME BUILDER FUND - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM INCOME BUILDER FUND - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM INCOME BUILDER FUND - Class R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM INCOME BUILDER FUND - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM INCOME BUILDER FUND - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
PGIM INCOME BUILDER FUND - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INCOME BUILDER FUND - Class Z | Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	66.40%
PGIM INCOME BUILDER FUND - Class Z | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM INCOME BUILDER FUND - Class Z | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM INCOME BUILDER FUND - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM INCOME BUILDER FUND - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM INCOME BUILDER FUND - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM INCOME BUILDER FUND - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM INCOME BUILDER FUND - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM INCOME BUILDER FUND - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
PGIM INCOME BUILDER FUND - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INCOME BUILDER FUND - Class R6 | Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	66.40%
PGIM INCOME BUILDER FUND - Class R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM INCOME BUILDER FUND - Class R6 | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM INCOME BUILDER FUND - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM INCOME BUILDER FUND - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM INCOME BUILDER FUND - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM INCOME BUILDER FUND - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM INCOME BUILDER FUND - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM INCOME BUILDER FUND - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INCOME BUILDER FUND - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM INCOME BUILDER FUND - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM INCOME BUILDER FUND - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets